AST QUANTITATIVE MODELING PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 94.5%
Affiliated Mutual Funds — 27.2%
AST ClearBridge Dividend Growth Portfolio*	821,397	$22,424,125
AST Emerging Markets Equity Portfolio*	297,134	2,552,379
AST Global Bond Portfolio*	5,726,091	62,757,961
AST High Yield Portfolio*	543,498	6,136,093
AST International Growth Portfolio*	1,282,821	29,941,051
AST Large-Cap Growth Portfolio*	996,744	57,522,103
AST Large-Cap Value Portfolio*	1,265,289	54,850,261
AST Small-Cap Growth Portfolio*	267,479	16,778,966
AST Small-Cap Value Portfolio*	502,280	16,756,053
AST T. Rowe Price Natural Resources Portfolio*	288,477	8,207,178

Total Affiliated Mutual Funds (cost $277,569,029)(wd)		277,926,170
Common Stocks — 40.3%
Aerospace & Defense — 0.7%
BAE Systems PLC (United Kingdom)	16,781	202,985
Boeing Co. (The)*	600	127,458
Dassault Aviation SA (France)	160	31,653
General Dynamics Corp.	5,540	1,264,283
Howmet Aerospace, Inc.	20,200	855,874
Huntington Ingalls Industries, Inc.	10	2,070
Kongsberg Gruppen ASA (Norway)	884	35,734
L3Harris Technologies, Inc.	210	41,210
Lockheed Martin Corp.	445	210,365
MTU Aero Engines AG (Germany)	326	81,578
Northrop Grumman Corp.	2,655	1,225,867
Raytheon Technologies Corp.	20,520	2,009,524
Safran SA (France)	253	37,453
Textron, Inc.	8,830	623,663
Thales SA (France)	598	88,413
TransDigm Group, Inc.	55	40,538
		6,878,668
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	130	12,918
Expeditors International of Washington, Inc.	170	18,720
FedEx Corp.	6,150	1,405,214
United Parcel Service, Inc. (Class B Stock)	2,580	500,494
		1,937,346
Automobile Components — 0.1%
Aptiv PLC*	290	32,535
BorgWarner, Inc.	10,750	527,933
		560,468
Automobiles — 0.9%
Bayerische Motoren Werke AG (Germany)	6,923	758,752
Ford Motor Co.	4,210	53,046
General Motors Co.	33,250	1,219,610
Honda Motor Co. Ltd. (Japan)	9,000	238,060
Isuzu Motors Ltd. (Japan)	2,900	34,658
	Shares	Value

Common Stocks (continued)
Automobiles (cont’d.)
Mazda Motor Corp. (Japan)	44,000	$405,856
Mercedes-Benz Group AG (Germany)	9,519	732,038
Nissan Motor Co. Ltd. (Japan)	13,200	49,957
Stellantis NV	11,702	212,816
Subaru Corp. (Japan)	3,200	51,083
Suzuki Motor Corp. (Japan)	1,900	69,193
Tesla, Inc.*	24,640	5,111,814
Toyota Motor Corp. (Japan)	21,900	311,755
		9,248,638
Banks — 1.6%
ABN AMRO Bank NV (Netherlands), 144A, CVA	24,379	386,589
ANZ Group Holdings Ltd. (Australia)	46,906	722,827
Banco Santander SA (Spain)	61,056	227,524
Bank Hapoalim BM (Israel)	6,820	56,759
Bank Leumi Le-Israel BM (Israel)	26,491	200,399
Bank of America Corp.	56,650	1,620,190
Barclays PLC (United Kingdom)	281,629	506,905
Citigroup, Inc.	34,830	1,633,179
Citizens Financial Group, Inc.	17,830	541,497
Comerica, Inc.	100	4,342
Commerzbank AG (Germany)*	5,977	62,927
Commonwealth Bank of Australia (Australia)	1,475	97,388
DBS Group Holdings Ltd. (Singapore)	19,300	479,832
DNB Bank ASA (Norway)	4,790	85,721
Fifth Third Bancorp	740	19,714
FinecoBank Banca Fineco SpA (Italy)	2,639	40,432
First Republic Bank	60	839
HSBC Holdings PLC (United Kingdom)	52,441	356,415
Huntington Bancshares, Inc.	1,550	17,360
ING Groep NV (Netherlands)	23,467	278,679
Israel Discount Bank Ltd. (Israel) (Class A Stock)	6,534	32,097
JPMorgan Chase & Co.	19,600	2,554,076
KBC Group NV (Belgium)	6,561	450,811
KeyCorp	1,000	12,520
Lloyds Banking Group PLC (United Kingdom)	956,778	562,536
M&T Bank Corp.	180	21,523
Mediobanca Banca di Credito Finanziario SpA (Italy)	3,054	30,689
Mitsubishi UFJ Financial Group, Inc. (Japan)	29,000	185,851
Mizrahi Tefahot Bank Ltd. (Israel)	1,008	31,600
NatWest Group PLC (United Kingdom)	29,773	97,150
Nordea Bank Abp (Finland)	50,209	536,147
Oversea-Chinese Banking Corp. Ltd. (Singapore)	17,900	166,860
PacWest Bancorp(a)	10,200	99,246
PNC Financial Services Group, Inc. (The)	430	54,653
Popular, Inc. (Puerto Rico)	5,500	315,755
Regions Financial Corp.	1,000	18,560
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)*	10,085	111,321
A1

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Swedbank AB (Sweden) (Class A Stock)	4,884	$80,316
Truist Financial Corp.	33,380	1,138,258
U.S. Bancorp	1,500	54,075
UniCredit SpA (Italy)	28,866	544,063
United Overseas Bank Ltd. (Singapore)	6,800	152,518
Wells Fargo & Co.	53,140	1,986,373
Western Alliance Bancorp	2,700	95,958
Zions Bancorp NA	110	3,292
		16,675,766
Beverages — 0.6%
Brown-Forman Corp. (Class B Stock)	200	12,854
Coca-Cola Co. (The)	46,330	2,873,850
Constellation Brands, Inc. (Class A Stock)	180	40,660
Heineken Holding NV (Netherlands)	678	62,205
Heineken NV (Netherlands)	1,453	156,126
Keurig Dr. Pepper, Inc.	910	32,105
Kirin Holdings Co. Ltd. (Japan)	4,600	72,776
Molson Coors Beverage Co. (Class B Stock)	200	10,336
Monster Beverage Corp.*	820	44,288
PepsiCo, Inc.	14,330	2,612,359
		5,917,559
Biotechnology — 0.8%
AbbVie, Inc.	10,600	1,689,322
Amgen, Inc.	3,070	742,172
Biogen, Inc.*	3,760	1,045,393
BioMarin Pharmaceutical, Inc.*	7,900	768,196
Gilead Sciences, Inc.	15,140	1,256,166
Incyte Corp.*	200	14,454
Moderna, Inc.*	960	147,437
Regeneron Pharmaceuticals, Inc.*	115	94,492
United Therapeutics Corp.*	3,400	761,464
Vertex Pharmaceuticals, Inc.*	3,675	1,157,882
		7,676,978
Broadline Retail — 0.8%
Amazon.com, Inc.*	71,270	7,361,478
eBay, Inc.	6,180	274,207
Etsy, Inc.*	140	15,586
Macy’s, Inc.	17,850	312,196
Pan Pacific International Holdings Corp. (Japan)	1,900	36,758
Wesfarmers Ltd. (Australia)	1,530	51,712
		8,051,937
Building Products — 0.2%
A.O. Smith Corp.	140	9,681
AGC, Inc. (Japan)	1,000	37,281
Allegion PLC	100	10,673
Assa Abloy AB (Sweden) (Class B Stock)	7,410	177,488
Carrier Global Corp.	22,000	1,006,500
Cie de Saint-Gobain (France)	2,604	148,021
	Shares	Value

Common Stocks (continued)
Building Products (cont’d.)
Johnson Controls International PLC	3,240	$195,113
Lixil Corp. (Japan)	32,300	533,139
Masco Corp.	240	11,933
Nibe Industrier AB (Sweden) (Class B Stock)	9,204	104,917
Trane Technologies PLC	250	45,995
		2,280,741
Capital Markets — 1.3%
3i Group PLC (United Kingdom)	22,334	465,519
Ameriprise Financial, Inc.	115	35,247
Bank of New York Mellon Corp. (The)	24,390	1,108,281
BlackRock, Inc.	160	107,059
Carlyle Group, Inc. (The)(a)	16,000	496,960
Cboe Global Markets, Inc.	120	16,109
Charles Schwab Corp. (The)	1,640	85,903
CME Group, Inc.	390	74,693
Daiwa Securities Group, Inc. (Japan)	19,800	92,953
Deutsche Bank AG (Germany)	46,178	469,593
Deutsche Boerse AG (Germany)	1,062	206,782
FactSet Research Systems, Inc.	40	16,604
Franklin Resources, Inc.	310	8,351
Goldman Sachs Group, Inc. (The)	5,115	1,673,168
Hargreaves Lansdown PLC (United Kingdom)	15,228	150,856
Intercontinental Exchange, Inc.	6,900	719,601
Invesco Ltd.	19,590	321,276
Japan Exchange Group, Inc. (Japan)	2,800	42,823
Julius Baer Group Ltd. (Switzerland)	4,214	287,852
KKR & Co., Inc.	11,700	614,484
LPL Financial Holdings, Inc.	1,000	202,400
Macquarie Group Ltd. (Australia)	6,074	719,160
MarketAxess Holdings, Inc.	2,540	993,877
Moody’s Corp.	170	52,023
Morgan Stanley	6,200	544,360
MSCI, Inc.	1,885	1,055,016
Nasdaq, Inc.	370	20,228
Northern Trust Corp.	220	19,389
Raymond James Financial, Inc.	210	19,587
S&P Global, Inc.	655	225,824
Singapore Exchange Ltd. (Singapore)	20,200	143,046
State Street Corp.	12,780	967,318
Stifel Financial Corp.	8,900	525,901
T. Rowe Price Group, Inc.	240	27,096
UBS Group AG (Switzerland)	16,853	356,623
Virtu Financial, Inc. (Class A Stock)	41,750	789,075
		13,655,037
Chemicals — 0.8%
Air Products & Chemicals, Inc.	935	268,541
Albemarle Corp.	4,330	957,103
Celanese Corp.	2,110	229,758
CF Industries Holdings, Inc.	210	15,223
Corteva, Inc.	770	46,439
Dow, Inc.	760	41,663
DuPont de Nemours, Inc.	490	35,167
Eastman Chemical Co.	130	10,964

A2

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Ecolab, Inc.	270	$44,693
FMC Corp.	140	17,098
International Flavors & Fragrances, Inc.	270	24,829
Linde PLC	3,530	1,254,703
LyondellBasell Industries NV (Class A Stock)	10,870	1,020,584
Mitsubishi Chemical Group Corp. (Japan)	7,200	42,822
Mosaic Co. (The)(a)	3,270	150,028
OCI NV (Netherlands)	9,679	328,117
Olin Corp.	1,700	94,350
PPG Industries, Inc.	7,950	1,061,961
Sherwin-Williams Co. (The)	650	146,101
Shin-Etsu Chemical Co. Ltd. (Japan)	9,700	314,872
Solvay SA (Belgium)	4,332	495,435
Tosoh Corp. (Japan)	37,200	505,529
Yara International ASA (Brazil)	12,394	538,651
		7,644,631
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	7,257	65,431
Cintas Corp.	95	43,955
Copart, Inc.*	13,660	1,027,369
Dai Nippon Printing Co. Ltd. (Japan)	1,100	30,798
Republic Services, Inc.	220	29,748
Rollins, Inc.	250	9,382
Waste Management, Inc.	3,900	636,363
		1,843,046
Communications Equipment — 0.3%
Arista Networks, Inc.*	3,770	632,832
Cisco Systems, Inc.	54,260	2,836,442
F5, Inc.*	70	10,198
Juniper Networks, Inc.	350	12,047
Motorola Solutions, Inc.	180	51,503
		3,543,022
Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA (Spain)	1,150	36,627
AECOM	6,000	505,920
Eiffage SA (France)	5,671	613,693
Kajima Corp. (Japan)	2,900	34,995
Quanta Services, Inc.	150	24,996
Skanska AB (Sweden) (Class B Stock)	1,932	29,592
Taisei Corp. (Japan)	13,400	414,581
Vinci SA (France)	7,759	889,511
		2,549,915
Construction Materials — 0.1%
Eagle Materials, Inc.	4,900	719,075
HeidelbergCement AG (Germany)	728	53,157
Holcim AG*	2,856	184,187
Martin Marietta Materials, Inc.	65	23,079
Vulcan Materials Co.	140	24,018
		1,003,516
	Shares	Value

Common Stocks (continued)
Consumer Finance — 0.1%
American Express Co.	1,840	$303,508
Capital One Financial Corp.	410	39,426
Discover Financial Services	290	28,664
Synchrony Financial	26,270	763,931
		1,135,529
Consumer Staples Distribution & Retail — 0.7%
Albertson’s Cos., Inc. (Class A Stock)	21,300	442,614
Carrefour SA (France)	3,214	64,979
Coles Group Ltd. (Australia)	6,864	82,936
Costco Wholesale Corp.	4,175	2,074,432
Dollar General Corp.	240	50,510
Dollar Tree, Inc.*	220	31,581
Endeavour Group Ltd. (Australia)	6,816	30,967
J Sainsbury PLC (United Kingdom)	11,963	41,167
Kesko OYJ (Finland) (Class B Stock)	12,436	267,266
Koninklijke Ahold Delhaize NV (Netherlands)	23,180	791,948
Kroger Co. (The)	11,100	548,007
Sysco Corp.	550	42,477
Target Corp.	2,500	414,075
Tesco PLC (United Kingdom)	40,101	131,468
Walgreens Boots Alliance, Inc.(a)	10,970	379,343
Walmart, Inc.	14,060	2,073,147
Woolworths Group Ltd. (Australia)	6,265	159,273
		7,626,190
Containers & Packaging — 0.2%
Amcor PLC	1,600	18,208
Avery Dennison Corp.	90	16,104
Ball Corp.	340	18,737
Berry Global Group, Inc.	13,500	795,150
International Paper Co.	380	13,703
Packaging Corp. of America	70	9,718
Sealed Air Corp.	110	5,050
Westrock Co.	23,270	709,037
		1,585,707
Distributors — 0.1%
Genuine Parts Co.	1,950	326,254
LKQ Corp.	12,570	713,473
Pool Corp.	40	13,698
		1,053,425
Diversified REITs — 0.0%
Stockland (Australia)	12,180	32,616
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	102,910	1,981,018
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	365,504	497,612
Elisa OYJ (Finland)	756	45,596
HKT Trust & HKT Ltd. (Hong Kong)	188,000	249,566
Koninklijke KPN NV (Netherlands)	17,871	63,148
Proximus SADP (Belgium)	17,322	167,508
Spark New Zealand Ltd. (New Zealand)	64,318	203,772
Swisscom AG (Switzerland)	204	130,187

A3

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Telefonica Deutschland Holding AG (Germany)	10,187	$31,358
Verizon Communications, Inc.	18,810	731,521
		4,101,286
Electric Utilities — 0.6%
Alliant Energy Corp.	270	14,418
American Electric Power Co., Inc.	550	50,044
Constellation Energy Corp.	350	27,475
Duke Energy Corp.	5,530	533,479
Edison International	410	28,942
Endesa SA (Spain)	1,922	41,745
Enel SpA (Italy)	123,335	752,214
Entergy Corp.	6,320	680,917
Evergy, Inc.	250	15,280
Eversource Energy	380	29,739
Exelon Corp.	28,470	1,192,608
FirstEnergy Corp.	580	23,235
Iberdrola SA (Spain)	28,232	351,709
NextEra Energy, Inc.	7,830	603,536
NRG Energy, Inc.	25,850	886,396
PG&E Corp.*	44,780	724,093
Pinnacle West Capital Corp.	1,420	112,521
Power Assets Holdings Ltd. (Hong Kong)	8,000	42,919
PPL Corp.	8,190	227,600
Southern Co. (The)	1,170	81,409
SSE PLC (United Kingdom)	5,826	130,000
Xcel Energy, Inc.	590	39,790
		6,590,069
Electrical Equipment — 0.2%
ABB Ltd. (Switzerland)	7,937	273,045
Acuity Brands, Inc.(a)	4,200	767,466
AMETEK, Inc.	250	36,333
Eaton Corp. PLC	3,130	536,294
Emerson Electric Co.	4,110	358,145
Fuji Electric Co. Ltd. (Japan)	900	35,541
Generac Holdings, Inc.*	70	7,561
Prysmian SpA (Italy)	1,540	64,666
Rockwell Automation, Inc.	120	35,214
Schneider Electric SE	405	67,685
Vertiv Holdings Co.	22,900	327,699
		2,509,649
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	5,840	477,245
CDW Corp.	150	29,234
Corning, Inc.	820	28,930
Halma PLC (United Kingdom)	1,836	50,686
Keysight Technologies, Inc.*	2,690	434,381
Omron Corp. (Japan)	900	52,674
Shimadzu Corp. (Japan)	1,200	37,671
TD SYNNEX Corp.	4,500	435,555
TE Connectivity Ltd.	340	44,591
Teledyne Technologies, Inc.*	50	22,368
Trimble, Inc.*	270	14,153
	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Venture Corp. Ltd. (Singapore)	29,400	$391,298
Yokogawa Electric Corp. (Japan)	31,000	504,789
Zebra Technologies Corp. (Class A Stock)*	55	17,490
		2,541,065
Energy Equipment & Services — 0.2%
Baker Hughes Co.	1,080	31,169
Halliburton Co.	30,220	956,161
Schlumberger NV	15,830	777,253
		1,764,583
Entertainment — 0.5%
Activision Blizzard, Inc.	770	65,904
Electronic Arts, Inc.	9,480	1,141,866
Live Nation Entertainment, Inc.*	10,250	717,500
Netflix, Inc.*	6,330	2,186,888
Nintendo Co. Ltd. (Japan)	5,500	213,629
Take-Two Interactive Software, Inc.*	170	20,281
Walt Disney Co. (The)*	8,760	877,139
Warner Bros Discovery, Inc.*	2,370	35,787
		5,258,994
Financial Services — 1.4%
Berkshire Hathaway, Inc. (Class B Stock)*	14,085	4,349,025
Corebridge Financial, Inc.(a)	11,800	189,036
Fidelity National Information Services, Inc.	10,740	583,504
Fiserv, Inc.*	680	76,860
FleetCor Technologies, Inc.*	80	16,868
Global Payments, Inc.	280	29,467
GMO Payment Gateway, Inc. (Japan)	400	34,631
Investor AB (Sweden) (Class A Stock)	2,955	60,297
Jack Henry & Associates, Inc.	80	12,058
Mastercard, Inc. (Class A Stock)	8,355	3,036,291
ORIX Corp. (Japan)	37,000	610,057
PayPal Holdings, Inc.*	20,170	1,531,710
Visa, Inc. (Class A Stock)(a)	17,200	3,877,912
Voya Financial, Inc.	3,200	228,672
		14,636,388
Food Products — 0.7%
Archer-Daniels-Midland Co.	14,190	1,130,375
Bunge Ltd.	160	15,283
Campbell Soup Co.	220	12,096
Conagra Brands, Inc.	510	19,156
General Mills, Inc.	2,030	173,484
Hershey Co. (The)	4,160	1,058,346
Hormel Foods Corp.	310	12,363
J.M. Smucker Co. (The)	120	18,884
Kellogg Co.	280	18,749
Kraft Heinz Co. (The)	860	33,256
Lamb Weston Holdings, Inc.	8,360	873,787
McCormick & Co., Inc.	270	22,467
Mondelez International, Inc. (Class A Stock)	8,520	594,014

A4

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
Mowi ASA (Norway)	27,956	$517,074
Nestle SA	14,120	1,721,660
Tyson Foods, Inc. (Class A Stock)	310	18,389
WH Group Ltd. (Hong Kong), 144A	690,500	411,639
Wilmar International Ltd. (China)	14,100	44,670
		6,695,692
Gas Utilities — 0.1%
Atmos Energy Corp.	150	16,854
Osaka Gas Co. Ltd. (Japan)	2,000	32,856
Snam SpA (Italy)	5,957	31,584
Tokyo Gas Co. Ltd. (Japan)	12,800	240,553
UGI Corp.	23,100	802,956
		1,124,803
Ground Transportation — 0.3%
CSX Corp.	31,410	940,415
J.B. Hunt Transport Services, Inc.	90	15,791
Norfolk Southern Corp.	250	53,000
Old Dominion Freight Line, Inc.	100	34,084
Ryder System, Inc.	1,900	169,556
Schneider National, Inc. (Class B Stock)	3,200	85,600
Uber Technologies, Inc.*	35,750	1,133,275
Union Pacific Corp.	2,360	474,974
		2,906,695
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	22,220	2,249,997
Align Technology, Inc.*	80	26,731
Baxter International, Inc.	22,640	918,279
Becton, Dickinson & Co.	2,310	571,817
BioMerieux (France)	315	33,206
Boston Scientific Corp.*	22,540	1,127,676
Cochlear Ltd. (Australia)	374	59,541
Cooper Cos., Inc. (The)	55	20,535
DENTSPLY SIRONA, Inc.	3,330	130,802
Dexcom, Inc.*	420	48,796
Edwards Lifesciences Corp.*	670	55,429
GE HealthCare Technologies, Inc.*	390	31,992
Hologic, Inc.*	6,470	522,129
Hoya Corp. (Japan)	1,200	132,615
IDEXX Laboratories, Inc.*	690	345,055
Insulet Corp.*	75	23,922
Intuitive Surgical, Inc.*	380	97,079
Medtronic PLC	20,780	1,675,284
ResMed, Inc.	160	35,038
STERIS PLC	110	21,041
Straumann Holding AG (Switzerland)	633	94,940
Stryker Corp.	1,660	473,880
Teleflex, Inc.	20	5,066
Zimmer Biomet Holdings, Inc.	7,730	998,716
		9,699,566
Health Care Providers & Services — 1.1%
AmerisourceBergen Corp.	170	27,219
Cardinal Health, Inc.	11,880	896,940
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Centene Corp.*	590	$37,294
Cigna Group (The)	5,325	1,360,697
CVS Health Corp.	15,980	1,187,474
DaVita, Inc.*	60	4,867
Elevance Health, Inc.	1,555	715,005
Fresenius SE & Co. KGaA (Germany)	6,727	181,651
HCA Healthcare, Inc.	230	60,646
Henry Schein, Inc.*	150	12,231
Humana, Inc.	2,335	1,133,549
Laboratory Corp. of America Holdings	70	16,059
McKesson Corp.	150	53,407
Molina Healthcare, Inc.*	60	16,049
Quest Diagnostics, Inc.	120	16,978
Sonic Healthcare Ltd. (Australia)	26,130	612,565
Tenet Healthcare Corp.*	1,500	89,130
UnitedHealth Group, Inc.	9,455	4,468,338
Universal Health Services, Inc. (Class B Stock)	70	8,897
		10,898,996
Health Care REITs — 0.1%
Healthpeak Properties, Inc.	590	12,962
Ventas, Inc.	16,630	720,911
Welltower, Inc.	510	36,562
		770,435
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	770	12,697
Park Hotels & Resorts, Inc.	7,700	95,172
		107,869
Hotels, Restaurants & Leisure — 0.9%
Airbnb, Inc. (Class A Stock)*	2,100	261,240
Aristocrat Leisure Ltd. (Australia)	3,423	85,584
Booking Holdings, Inc.*	442	1,172,365
Caesars Entertainment, Inc.*	230	11,226
Carnival Corp.*	1,080	10,962
Chipotle Mexican Grill, Inc.*	120	204,995
Compass Group PLC (United Kingdom)	12,130	304,846
Darden Restaurants, Inc.	6,230	966,647
Domino’s Pizza, Inc.	40	13,195
DoorDash, Inc. (Class A Stock)*	9,100	578,396
Expedia Group, Inc.*	160	15,525
Genting Singapore Ltd. (Singapore)	50,400	42,538
Hilton Worldwide Holdings, Inc.	3,190	449,375
InterContinental Hotels Group PLC (United Kingdom)	1,007	65,924
La Francaise des Jeux SAEM (France), 144A	1,051	43,803
Las Vegas Sands Corp.*	5,550	318,847
Lottery Corp. Ltd. (The) (Australia)	13,536	46,555
Marriott International, Inc. (Class A Stock)	6,690	1,110,808
McDonald’s Corp.	3,790	1,059,722
MGM Resorts International	340	15,103
Norwegian Cruise Line Holdings Ltd.*	300	4,035

A5

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Oriental Land Co. Ltd. (Japan)	11,600	$397,175
Royal Caribbean Cruises Ltd.*	240	15,672
Sodexo SA (France)	504	49,226
Starbucks Corp.	15,490	1,612,974
Whitbread PLC (United Kingdom)	5,736	211,895
Wynn Resorts Ltd.*	80	8,953
Yum! Brands, Inc.	1,600	211,328
		9,288,914
Household Durables — 0.2%
D.R. Horton, Inc.	340	33,215
Garmin Ltd.	170	17,156
Lennar Corp. (Class A Stock)	3,670	385,754
Lennar Corp. (Class B Stock)	3,900	348,309
Mohawk Industries, Inc.*	60	6,013
Newell Brands, Inc.	270	3,359
NVR, Inc.*	3	16,717
PulteGroup, Inc.	240	13,987
Sekisui House Ltd. (Japan)	24,300	495,264
Sharp Corp. (Japan)*	4,400	31,110
Sony Group Corp. (Japan)	3,700	337,008
Whirlpool Corp.	50	6,601
		1,694,493
Household Products — 0.5%
Church & Dwight Co., Inc.	260	22,987
Clorox Co. (The)	130	20,571
Colgate-Palmolive Co.	17,850	1,341,427
Essity AB (Sweden) (Class B Stock)	3,328	95,061
Henkel AG & Co. KGaA (Germany)	606	44,085
Kimberly-Clark Corp.	360	48,319
Procter & Gamble Co. (The)	21,580	3,208,730
Reckitt Benckiser Group PLC (United Kingdom)	3,720	283,008
		5,064,188
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	720	17,338
Meridian Energy Ltd. (New Zealand)	10,794	35,510
Vistra Corp.	8,500	204,000
		256,848
Industrial Conglomerates — 0.4%
3M Co.	11,790	1,239,247
General Electric Co.	9,170	876,652
Honeywell International, Inc.	5,420	1,035,870
Jardine Matheson Holdings Ltd. (Hong Kong)	3,200	155,655
Lifco AB (Sweden) (Class B Stock)	1,780	38,382
Siemens AG (Germany)	261	42,283
Smiths Group PLC (United Kingdom)	29,298	621,375
		4,009,464
Industrial REITs — 0.1%
Americold Realty Trust, Inc.	23,900	679,955
Goodman Group (Australia)	8,637	109,602
	Shares	Value

Common Stocks (continued)
Industrial REITs (cont’d.)
Prologis, Inc.	1,990	$248,293
		1,037,850
Insurance — 1.0%
Aflac, Inc.	620	40,001
AIA Group Ltd. (Hong Kong)	12,800	134,238
Allianz SE (Germany)	609	140,579
Allstate Corp. (The)	5,600	620,536
American International Group, Inc.	20,920	1,053,531
Aon PLC (Class A Stock)	2,825	890,694
Arch Capital Group Ltd.*	420	28,505
Arthur J. Gallagher & Co.	240	45,914
Assicurazioni Generali SpA (Italy)	5,680	113,172
Assurant, Inc.	70	8,405
AXA SA (France)	26,066	795,471
Baloise Holding AG (Switzerland)	250	38,929
Brown & Brown, Inc.	280	16,078
Chubb Ltd.	2,950	572,831
Cincinnati Financial Corp.	180	20,174
Everest Re Group Ltd.	45	16,111
Globe Life, Inc.	110	12,102
Hartford Financial Services Group, Inc. (The)	1,860	129,623
Lincoln National Corp.	150	3,371
Loews Corp.	230	13,345
Marsh & McLennan Cos., Inc.	2,740	456,347
Medibank Private Ltd. (Australia)	14,440	32,586
MetLife, Inc.	18,830	1,091,010
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	732	255,933
NN Group NV (Netherlands)	6,639	241,062
Poste Italiane SpA (Italy), 144A	54,270	553,423
Principal Financial Group, Inc.	260	19,323
Progressive Corp. (The)	9,440	1,350,487
Sampo OYJ (Finland) (Class A Stock)	7,519	354,785
Suncorp Group Ltd. (Australia)	6,501	52,822
Swiss Life Holding AG (Switzerland)	250	154,277
T&D Holdings, Inc. (Japan)	19,700	244,160
Travelers Cos., Inc. (The)	260	44,567
Unum Group	15,600	617,136
W.R. Berkley Corp.	240	14,942
Willis Towers Watson PLC	120	27,886
Zurich Insurance Group AG (Switzerland)	811	388,630
		10,592,986
Interactive Media & Services — 1.5%
Alphabet, Inc. (Class A Stock)*	52,900	5,487,317
Alphabet, Inc. (Class C Stock)*	46,080	4,792,320
Match Group, Inc.*	300	11,517
Meta Platforms, Inc. (Class A Stock)*	24,140	5,116,231
Scout24 SE (Germany), 144A	630	37,472
		15,444,857
IT Services — 0.5%
Accenture PLC (Class A Stock)	8,430	2,409,378

A6

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
IT Services (cont’d.)
Akamai Technologies, Inc.*	170	$13,311
Cognizant Technology Solutions Corp. (Class A Stock)	6,550	399,092
DXC Technology Co.*	3,960	101,218
EPAM Systems, Inc.*	60	17,940
Gartner, Inc.*	85	27,691
International Business Machines Corp.(a)	3,270	428,664
NEC Corp. (Japan)	1,400	54,047
Nomura Research Institute Ltd. (Japan)	2,000	46,775
Okta, Inc.*	9,500	819,280
SCSK Corp. (Japan)	15,200	222,557
VeriSign, Inc.*	70	14,793
Wix.com Ltd. (Israel)*	300	29,940
		4,584,686
Leisure Products — 0.0%
Hasbro, Inc.	100	5,369
Shimano, Inc. (Japan)	500	86,693
		92,062
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	6,520	901,977
Avantor, Inc.*	4,100	86,674
Bio-Rad Laboratories, Inc. (Class A Stock)*	25	11,976
Bio-Techne Corp.	170	12,612
Charles River Laboratories International, Inc.*	60	12,109
Danaher Corp.	2,900	730,916
Illumina, Inc.*	170	39,533
IQVIA Holdings, Inc.*	200	39,778
Mettler-Toledo International, Inc.*	194	296,861
PerkinElmer, Inc.	140	18,656
Sotera Health Co.*	47,250	846,247
Thermo Fisher Scientific, Inc.	3,970	2,288,189
Waters Corp.*	65	20,126
West Pharmaceutical Services, Inc.	380	131,659
		5,437,313
Machinery — 0.8%
AGCO Corp.	2,900	392,080
Alfa Laval AB (Sweden)	1,560	55,703
Atlas Copco AB (Sweden) (Class B Stock)	9,248	106,377
Caterpillar, Inc.	5,560	1,272,350
CNH Industrial NV (United Kingdom)	8,041	123,037
Cummins, Inc.	150	35,832
Daifuku Co. Ltd. (Japan)	1,400	25,994
Daimler Truck Holding AG (Germany)*	2,256	76,138
Deere & Co.	3,290	1,358,375
Donaldson Co., Inc.	5,700	372,438
Dover Corp.	3,050	463,417
Epiroc AB (Sweden) (Class A Stock)	3,404	67,570
Epiroc AB (Sweden) (Class B Stock)	1,806	30,793
FANUC Corp. (Japan)	4,400	158,894
Fortive Corp.	380	25,905
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
GEA Group AG (Germany)	11,906	$543,123
Hitachi Construction Machinery Co. Ltd. (Japan)	22,000	512,760
IDEX Corp.	80	18,482
Illinois Tool Works, Inc.	300	73,035
Ingersoll Rand, Inc.	440	25,599
Komatsu Ltd. (Japan)	5,000	124,126
MINEBEA MITSUMI, Inc. (Japan)	1,800	34,374
Nordson Corp.	50	11,113
Otis Worldwide Corp.	450	37,980
PACCAR, Inc.	4,560	333,792
Parker-Hannifin Corp.	1,940	652,053
Pentair PLC	180	9,949
Rational AG (Germany)	110	73,940
Sandvik AB (Sweden)	3,154	66,946
Snap-on, Inc.	60	14,813
Spirax-Sarco Engineering PLC (United Kingdom)	420	61,666
Stanley Black & Decker, Inc.	160	12,893
Timken Co. (The)	10,300	841,716
Volvo AB (Sweden) (Class B Stock)	19,197	395,586
Westinghouse Air Brake Technologies Corp.	200	20,212
Xylem, Inc.	190	19,893
		8,448,954
Marine Transportation — 0.0%
SITC International Holdings Co. Ltd. (China)	60,000	128,950
Media — 0.4%
Charter Communications, Inc. (Class A Stock)*	415	148,408
Comcast Corp. (Class A Stock)	32,870	1,246,102
Dentsu Group, Inc. (Japan)	1,200	42,298
DISH Network Corp. (Class A Stock)*	80	746
Fox Corp. (Class A Stock)	320	10,896
Fox Corp. (Class B Stock)	100	3,131
Hakuhodo DY Holdings, Inc. (Japan)	31,800	360,531
Informa PLC (United Kingdom)	37,021	317,324
Interpublic Group of Cos., Inc. (The)	420	15,641
Liberty Broadband Corp. (Class A Stock)*	2,500	205,300
Liberty Broadband Corp. (Class C Stock)*	7,300	596,410
News Corp. (Class A Stock)	280	4,836
News Corp. (Class B Stock)	40	697
Omnicom Group, Inc.	220	20,755
Paramount Global (Class B Stock)	540	12,047
Publicis Groupe SA (France)	8,526	665,538
WPP PLC (United Kingdom)	5,312	63,111
		3,713,771
Metals & Mining — 0.6%
Anglo American PLC (South Africa)	7,000	232,831
ArcelorMittal SA (Luxembourg)	4,483	135,818
BHP Group Ltd. (Australia)	37,346	1,180,654
BlueScope Steel Ltd. (Australia)	41,589	562,923

A7

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
Boliden AB (Sweden)	1,225	$48,123
Fortescue Metals Group Ltd. (Australia)	20,331	305,607
Freeport-McMoRan, Inc.	1,540	63,001
Glencore PLC (Australia)	54,077	311,171
IGO Ltd. (Australia)	3,912	33,546
JFE Holdings, Inc. (Japan)	2,600	33,000
Newmont Corp.	850	41,667
Nippon Steel Corp. (Japan)	30,300	714,519
Norsk Hydro ASA (Norway)	8,074	60,260
Nucor Corp.	870	134,389
Pilbara Minerals Ltd. (Australia)	14,175	37,711
Rio Tinto Ltd. (Australia)	1,959	157,405
Rio Tinto PLC (Australia)	6,174	419,079
South32 Ltd. (Australia)	24,058	70,507
Steel Dynamics, Inc.	3,780	427,367
United States Steel Corp.	29,800	777,780
voestalpine AG (Austria)	1,041	35,397
		5,782,755
Multi-Utilities — 0.4%
Ameren Corp.	8,880	767,143
CenterPoint Energy, Inc.	680	20,033
CMS Energy Corp.	310	19,028
Consolidated Edison, Inc.	380	36,355
Dominion Energy, Inc.	900	50,319
DTE Energy Co.	6,110	669,289
E.ON SE (Germany)	59,640	743,992
Engie SA (France)	39,516	625,329
NiSource, Inc.	11,640	325,454
Public Service Enterprise Group, Inc.	540	33,723
Sempra Energy	3,140	474,642
WEC Energy Group, Inc.	340	32,229
		3,797,536
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	170	21,350
Boston Properties, Inc.	150	8,118
Dexus (Australia)	5,895	29,804
Hudson Pacific Properties, Inc.	98,000	651,700
Japan Real Estate Investment Corp. (Japan)	122	486,200
JBG SMITH Properties	9,600	144,576
		1,341,748
Oil, Gas & Consumable Fuels — 1.7%
APA Corp.	350	12,621
BP PLC (United Kingdom)	156,705	990,458
Cheniere Energy, Inc.	4,000	630,400
Chevron Corp.	14,460	2,359,293
ConocoPhillips	17,870	1,772,883
Coterra Energy, Inc.	12,650	310,431
Devon Energy Corp.	700	35,427
Diamondback Energy, Inc.	200	27,034
Eni SpA (Italy)	13,655	190,438
EOG Resources, Inc.	630	72,217
EQT Corp.	400	12,764
Equinor ASA (Norway)	21,789	619,427
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Exxon Mobil Corp.	45,320	$4,969,791
Hess Corp.	3,200	423,488
Inpex Corp. (Japan)	5,500	58,204
Kinder Morgan, Inc.	2,130	37,296
Marathon Oil Corp.	680	16,293
Marathon Petroleum Corp.	10,890	1,468,299
Occidental Petroleum Corp.	780	48,695
OMV AG (Austria)	792	36,371
ONEOK, Inc.	2,380	151,225
Phillips 66	500	50,690
Pioneer Natural Resources Co.	2,560	522,854
Shell PLC (Netherlands)	50,353	1,434,990
Targa Resources Corp.	240	17,508
TotalEnergies SE (France)	13,589	801,258
Valero Energy Corp.	4,020	561,192
Williams Cos., Inc. (The)	1,310	39,117
		17,670,664
Paper & Forest Products — 0.0%
Oji Holdings Corp. (Japan)	7,500	29,695
Stora Enso OYJ (Finland) (Class R Stock)	3,450	44,884
		74,579
Passenger Airlines — 0.2%
Alaska Air Group, Inc.*	10,990	461,140
American Airlines Group, Inc.*	700	10,325
Delta Air Lines, Inc.*	690	24,095
Deutsche Lufthansa AG (Germany)*	60,083	668,274
JetBlue Airways Corp.*	17,600	128,128
Qantas Airways Ltd. (Australia)*	16,245	72,509
Southwest Airlines Co.	640	20,826
United Airlines Holdings, Inc.*	14,050	621,712
		2,007,009
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	950	234,137
L’Oreal SA (France)	1,072	479,016
Unilever PLC (United Kingdom)	13,133	680,539
		1,393,692
Pharmaceuticals — 2.2%
Astellas Pharma, Inc. (Japan)	10,300	146,335
AstraZeneca PLC (United Kingdom)	4,318	598,278
Bayer AG (Germany)	7,724	493,422
Bristol-Myers Squibb Co.	18,480	1,280,849
Catalent, Inc.*	190	12,485
Chugai Pharmaceutical Co. Ltd. (Japan)	3,500	86,424
Elanco Animal Health, Inc.*	9,200	86,480
Eli Lilly & Co.	5,495	1,887,093
GSK PLC	54,664	965,876
Ipsen SA (France)	4,414	486,034
Johnson & Johnson	27,760	4,302,800
Merck & Co., Inc.	30,470	3,241,703
Novartis AG (Switzerland)	16,582	1,522,535

A8

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Novo Nordisk A/S (Denmark) (Class B Stock)	10,063	$1,598,220
Ono Pharmaceutical Co. Ltd. (Japan)	24,600	512,619
Organon & Co.	180	4,234
Pfizer, Inc.	66,530	2,714,424
Roche Holding AG	3,640	1,040,103
Sanofi	11,612	1,259,655
Shionogi & Co. Ltd. (Japan)	5,200	234,549
Viatris, Inc.	1,300	12,506
Zoetis, Inc.	500	83,220
		22,569,844
Professional Services — 0.3%
Automatic Data Processing, Inc.	4,950	1,102,019
BayCurrent Consulting, Inc. (Japan)	700	29,063
Broadridge Financial Solutions, Inc.	130	19,054
Bureau Veritas SA (France)	1,456	41,835
Computershare Ltd.	9,518	138,251
Concentrix Corp.	900	109,395
CoStar Group, Inc.*	440	30,294
Dun & Bradstreet Holdings, Inc.	20,750	243,605
Equifax, Inc.	130	26,369
Jacobs Solutions, Inc.	140	16,451
Leidos Holdings, Inc.	8,850	814,731
Paychex, Inc.	350	40,107
Randstad NV (Netherlands)	8,404	498,901
Robert Half International, Inc.	120	9,668
Verisk Analytics, Inc.	170	32,616
Wolters Kluwer NV (Netherlands)	1,324	167,137
		3,319,496
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	340	24,755
CK Asset Holdings Ltd. (Hong Kong)	46,000	278,883
Daito Trust Construction Co. Ltd. (Japan)	5,400	538,001
Daiwa House Industry Co. Ltd. (Japan)	3,100	73,040
Mitsui Fudosan Co. Ltd. (Japan)	4,700	88,287
New World Development Co. Ltd. (Hong Kong)	12,000	32,167
Nomura Real Estate Holdings, Inc. (Japan)	6,400	141,719
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	7,000	40,302
Zillow Group, Inc. (Class A Stock)*	2,500	109,250
Zillow Group, Inc. (Class C Stock)*	3,900	173,433
		1,499,837
Residential REITs — 0.1%
AvalonBay Communities, Inc.	150	25,209
Camden Property Trust	120	12,581
Equity Residential	12,470	748,200
Essex Property Trust, Inc.	70	14,640
Invitation Homes, Inc.	630	19,675
Mid-America Apartment Communities, Inc.	130	19,635
	Shares	Value

Common Stocks (continued)
Residential REITs (cont’d.)
UDR, Inc.	330	$13,550
		853,490
Retail REITs — 0.1%
CapitaLand Integrated Commercial Trust (Singapore)	29,000	43,252
Federal Realty Investment Trust	80	7,906
Kimco Realty Corp.	6,270	122,453
Klepierre SA (France)(a)	6,043	137,008
Realty Income Corp.	4,870	308,368
Regency Centers Corp.	170	10,401
Scentre Group (Australia)	28,009	51,847
Simon Property Group, Inc.	350	39,190
Unibail-Rodamco-Westfield (France)*	1,402	75,436
Vicinity Ltd. (Australia)	23,125	30,244
		826,105
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc.*	4,430	434,184
Allegro MicroSystems, Inc. (Japan)*	6,600	316,734
Analog Devices, Inc.	4,450	877,629
Applied Materials, Inc.	910	111,775
ASML Holding NV (Netherlands)	2,108	1,436,493
Broadcom, Inc.	4,400	2,822,776
Cirrus Logic, Inc.*	800	87,504
Enphase Energy, Inc.*	550	115,654
First Solar, Inc.*	4,310	937,425
Infineon Technologies AG (Germany)	16,643	683,448
Intel Corp.	8,240	269,201
KLA Corp.	1,350	538,879
Lam Research Corp.	2,245	1,190,119
Lattice Semiconductor Corp.*	11,300	1,079,150
Microchip Technology, Inc.	2,490	208,612
Micron Technology, Inc.	1,170	70,598
Monolithic Power Systems, Inc.	50	25,027
NVIDIA Corp.	24,690	6,858,141
NXP Semiconductors NV (China)	280	52,213
ON Semiconductor Corp.*	2,960	243,667
Qorvo, Inc.*	110	11,173
QUALCOMM, Inc.	16,650	2,124,207
Renesas Electronics Corp. (Japan)*	6,000	86,885
Skyworks Solutions, Inc.	3,570	421,189
SolarEdge Technologies, Inc.*	60	18,237
STMicroelectronics NV (Singapore)	12,080	643,667
SUMCO Corp. (Japan)	36,800	553,617
Teradyne, Inc.	170	18,277
Texas Instruments, Inc.	3,470	645,455
Tokyo Electron Ltd. (Japan)	1,800	219,899
		23,101,835
Software — 3.3%
Adobe, Inc.*	6,140	2,366,172
ANSYS, Inc.*	95	31,616
Autodesk, Inc.*	230	47,877
Cadence Design Systems, Inc.*	2,600	546,234
Ceridian HCM Holding, Inc.*	6,570	481,055

A9

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
Check Point Software Technologies Ltd. (Israel)*	3,000	$390,000
Dassault Systemes SE (France)	3,552	146,524
Fair Isaac Corp.*	30	21,081
Fortinet, Inc.*	700	46,522
Gen Digital, Inc.	20,810	357,100
Intuit, Inc.	600	267,498
Microsoft Corp.	64,890	18,707,787
Nice Ltd. (Israel)*	368	83,830
Oracle Corp.	5,050	469,246
Oracle Corp. (Japan)	400	28,888
Palo Alto Networks, Inc.*	6,200	1,238,388
Paycom Software, Inc.*	50	15,200
Paylocity Holding Corp.*	4,200	834,876
PTC, Inc.*	120	15,388
Roper Technologies, Inc.	2,715	1,196,473
Salesforce, Inc.*	11,920	2,381,378
SAP SE (Germany)	684	86,369
ServiceNow, Inc.*	3,670	1,705,522
Synopsys, Inc.*	3,665	1,415,606
Teradata Corp.*	13,100	527,668
Tyler Technologies, Inc.*	45	15,959
WiseTech Global Ltd. (Australia)	876	38,591
Xero Ltd. (New Zealand)*	676	41,000
		33,503,848
Specialized REITs — 0.5%
American Tower Corp.	4,200	858,228
Crown Castle, Inc.	1,170	156,593
Digital Realty Trust, Inc.	7,110	698,984
Equinix, Inc.	200	144,208
Extra Space Storage, Inc.	140	22,810
Iron Mountain, Inc.(a)	5,610	296,825
Public Storage	3,870	1,169,282
SBA Communications Corp.	2,515	656,591
VICI Properties, Inc.	1,080	35,229
Weyerhaeuser Co.	19,390	584,221
		4,622,971
Specialty Retail — 0.8%
Advance Auto Parts, Inc.	60	7,296
AutoZone, Inc.*	20	49,163
Bath & Body Works, Inc.	250	9,145
Best Buy Co., Inc.	210	16,437
CarMax, Inc.*	170	10,927
Five Below, Inc.*	800	164,776
Home Depot, Inc. (The)	7,050	2,080,596
Industria de Diseno Textil SA (Spain)	23,709	796,509
JD Sports Fashion PLC (United Kingdom)	288,343	634,996
Lowe’s Cos., Inc.	8,200	1,639,754
O’Reilly Automotive, Inc.*	565	479,674
Ross Stores, Inc.	3,970	421,336
TJX Cos., Inc. (The)	8,040	630,014
Tractor Supply Co.	120	28,205
Ulta Beauty, Inc.*	2,055	1,121,352
	Shares	Value

Common Stocks (continued)
Specialty Retail (cont’d.)
ZOZO, Inc. (Japan)	1,400	$32,021
		8,122,201
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	134,370	22,157,613
Canon, Inc. (Japan)	20,200	449,851
FUJIFILM Holdings Corp. (Japan)	2,000	101,526
Hewlett Packard Enterprise Co.	60,630	965,836
HP, Inc.	930	27,295
NetApp, Inc.	230	14,686
Seagate Technology Holdings PLC	210	13,885
Western Digital Corp.*	340	12,808
		23,743,500
Textiles, Apparel & Luxury Goods — 0.5%
Burberry Group PLC (United Kingdom)	2,376	76,079
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	6,631	1,063,322
Deckers Outdoor Corp.*	1,900	854,145
Hermes International (France)	463	937,694
LVMH Moet Hennessy Louis Vuitton SE (France)	1,434	1,316,281
NIKE, Inc. (Class B Stock)	9,540	1,169,985
PVH Corp.	1,200	106,992
Ralph Lauren Corp.	40	4,667
Swatch Group AG (The) (Switzerland)	156	53,725
Tapestry, Inc.	250	10,777
VF Corp.	360	8,248
		5,601,915
Tobacco — 0.4%
Altria Group, Inc.	13,620	607,724
British American Tobacco PLC (United Kingdom)	25,282	886,246
Imperial Brands PLC (United Kingdom)	26,182	602,073
Japan Tobacco, Inc. (Japan)	30,200	637,931
Philip Morris International, Inc.	9,070	882,058
		3,616,032
Trading Companies & Distributors — 0.4%
Ashtead Group PLC (United Kingdom)	8,549	524,951
Fastenal Co.	610	32,903
IMCD NV (Netherlands)	339	55,432
ITOCHU Corp. (Japan)	6,700	218,195
Marubeni Corp. (Japan)	54,600	742,545
Mitsubishi Corp. (Japan)	22,500	808,570
Mitsui & Co. Ltd. (Japan)	9,600	299,231
Toyota Tsusho Corp. (Japan)	8,000	341,098
United Rentals, Inc.	575	227,562
W.W. Grainger, Inc.	1,250	861,012
WESCO International, Inc.	2,100	324,534
		4,436,033
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A*	378	61,126
Water Utilities — 0.1%
American Water Works Co., Inc.	6,410	939,001

A10

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Wireless Telecommunication Services — 0.2%
SoftBank Group Corp. (Japan)	6,400	$251,606
Tele2 AB (Sweden) (Class B Stock)	3,860	38,419
T-Mobile US, Inc.*	9,140	1,323,838
		1,613,863

Total Common Stocks (cost $398,821,973)		410,801,241
Exchange-Traded Funds — 0.1%
iShares Core S&P 500 ETF	1,400	575,512
iShares MSCI EAFE ETF(a)	11,790	843,221

Total Exchange-Traded Funds (cost $1,285,143)		1,418,733
Preferred Stocks — 0.0%
Automobiles — 0.0%
Volkswagen AG (Germany) (PRFC)	341	46,537
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,012	79,173

Total Preferred Stocks (cost $118,072)		125,710

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 4.3%
Automobiles — 0.8%
Americredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	400	407,356
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-04A, Class A, 144A
4.770%	02/20/29	1,710	1,680,260
Series 2023-03A, Class A, 144A
5.440%	02/22/28	1,400	1,399,361
Chase Auto Owner Trust,
Series 2022-AA, Class B, 144A
4.460%	04/25/28	200	197,582
OneMain Direct Auto Receivables Trust,
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	1,500	1,462,670
Santander Drive Auto Receivables Trust,
Series 2022-03, Class C
4.490%	08/15/29	2,000	1,951,708
Series 2022-05, Class B
4.430%	03/15/27	500	492,326
Series 2022-06, Class C
4.960%	11/15/28	300	294,825
			7,886,088
Collateralized Loan Obligations — 3.4%
Apidos CLO Ltd. (Jersey),
Series 2023-44A, Class A1, 144A
—%(p)	04/26/35	2,000	2,000,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)
7.258%(c)	07/15/30	2,422	$2,427,225
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.892%(c)	10/17/32	1,250	1,225,079
Battalion CLO Ltd. (Cayman Islands),
Series 2019-16A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.928%(c)	12/19/32	2,250	2,203,771
Generate CLO Ltd. (Cayman Islands),
Series 4A, Class A1R, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)
5.898%(c)	04/20/32	2,000	1,975,134
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
5.806%(c)	02/05/31	2,483	2,462,038
KKR Static CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)
6.738%(c)	10/20/31	2,000	2,001,954
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
6.356%(c)	09/01/31	2,250	2,224,346
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.658%(c)	07/15/33	2,750	2,745,783
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
6.732%(c)	07/18/31	3,000	2,996,544
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.639%(c)	07/20/33	3,000	3,004,502
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-03A, Class AR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.990%)
5.805%(c)	01/23/29	796	794,197
TSTAT Ltd.,
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)
6.939%(c)	07/20/31	1,939	1,942,360
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.370% (Cap N/A, Floor 2.370%)
6.883%(c)	01/20/31	2,000	2,002,885
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
5.891%(c)	04/25/31	1,947	1,924,103

A11

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.892%(c)	07/17/31	2,578	$2,539,610
			34,469,531
Consumer Loans — 0.1%
OneMain Financial Issuance Trust,
Series 2022-02A, Class A, 144A
4.890%	10/14/34	530	520,855
Oportun Issuance Trust,
Series 2022-02, Class A, 144A
5.940%	10/09/29	383	380,893
			901,748
Home Equity Loans — 0.0%
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	98	99,977
Student Loan — 0.0%
SoFi Professional Loan Program Trust,
Series 2018-C, Class A2FX, 144A
3.590%	01/25/48	456	440,417

Total Asset-Backed Securities (cost $43,895,419)			43,797,761
Commercial Mortgage-Backed Securities — 3.4%
BANK,
Series 2019-BN19, Class A2
2.926%	08/15/61	1,900	1,663,028
Series 2019-BN20, Class A2
2.758%	09/15/62	4,208	3,665,925
Series 2019-BN21, Class A4
2.600%	10/17/52	3,000	2,609,349
Series 2021-BN38, Class A4
2.275%	12/15/64	1,500	1,202,201
Series 2022-BNK42, Class A5
4.493%(cc)	06/15/55	500	475,372
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	1,624	1,511,633
Benchmark Mortgage Trust,
Series 2019-B14, Class A1
2.072%	12/15/62	1,132	1,097,130
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50	922	849,375
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,500	1,332,683
Series 2019-C17, Class A4
2.763%	09/15/52	4,180	3,577,485
GS Mortgage Securities Trust,
Series 2016-GS02, Class A3
2.791%	05/10/49	1,236	1,150,348
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A3A1
3.538%	09/15/47	1,509	$1,463,280
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	3,604	3,394,271
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C30, Class A4
2.600%	09/15/49	982	900,837
Series 2016-C31, Class A4
2.840%	11/15/49	1,885	1,737,642
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3
3.337%	12/15/49	4,149	3,860,924
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41	1,000	796,266
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2
2.399%	08/15/49	1,491	1,359,048
Series 2019-C53, Class A3
2.787%	10/15/52	200	172,851
Series 2020-C56, Class A4
2.194%	06/15/53	2,300	1,893,354

Total Commercial Mortgage-Backed Securities (cost $36,416,104)			34,713,002
Corporate Bonds — 7.7%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.550%	03/01/38	833	663,824
3.625%	03/01/48	465	332,795
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
6.950%	01/17/28	340	341,658
			1,338,277
Agriculture — 0.3%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	1,410	1,210,976
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.375%	02/15/33	1,250	1,277,342
			2,488,318
Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26(a)	425	402,536
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27(a)	500	488,301
			890,837

A12

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	405	$396,900
Banks — 2.0%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.687%(ff)	04/22/32	2,560	2,137,632
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	2,405	2,261,010
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
7.437%(ff)	11/02/33	655	719,043
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	1,875	1,553,531
2.666%(ff)	01/29/31	110	93,972
4.910%(ff)	05/24/33	35	34,303
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
6.720%(ff)	01/18/29	325	323,372
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	2,500	2,200,519
3.102%(ff)	02/24/33	450	385,678
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	1,000	804,551
2.963%(ff)	01/25/33	1,192	1,020,313
3.782%(ff)	02/01/28	1,960	1,875,789
Morgan Stanley,
Sr. Unsec’d. Notes
6.342%(ff)	10/18/33	900	983,954
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32	1,000	818,505
3.591%(ff)	07/22/28	1,075	1,016,172
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.797%(ff)	01/19/28	285	251,535
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27	1,055	910,730
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
5.650%	03/09/26	200	203,185
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%
6.301%(c)	05/12/26	880	877,463
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.808%(ff)	07/25/28	1,900	1,876,756
4.897%(ff)	07/25/33	400	390,158
			20,738,171
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	870	$843,889
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.250%	03/02/33(a)	830	852,436
Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	200	186,709
Chemicals — 0.0%
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	03/27/28	200	199,778
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26	200	181,197
			380,975
Commercial Services — 0.1%
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27	250	236,086
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52(a)	445	422,123
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	475	408,777
			1,066,986
Diversified Financial Services — 0.2%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27(a)	1,225	1,158,844
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26	650	624,544
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29	360	339,574
			2,122,962
Electric — 0.7%
AEP Texas, Inc.,
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30(a)	110	91,242
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	650	633,190
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	650	429,978

A13

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	70	$72,053
Evergy Kansas Central, Inc.,
First Mortgage
5.700%	03/15/53	235	245,647
Florida Power & Light Co.,
First Mortgage
5.100%	04/01/33	730	756,223
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.051%	03/01/25	120	122,105
Northern States Power Co.,
First Mortgage
4.500%	06/01/52	70	64,637
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	725	587,705
Ohio Edison Co.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/33	1,050	1,076,055
Pacific Gas & Electric Co.,
First Mortgage
3.950%	12/01/47	400	284,818
6.700%	04/01/53	205	211,094
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
4.650%	03/15/33	765	767,866
Southern Co. (The),
Jr. Sub. Notes
4.475%	08/01/24	765	754,861
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	300	283,524
Sr. Sec’d. Notes, 144A
3.700%	01/30/27	535	494,396
			6,875,394
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	370	353,119
Entertainment — 0.1%
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	01/15/27	450	452,250
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42	935	781,803
			1,234,053
Environmental Control — 0.0%
Clean Harbors, Inc.,
Gtd. Notes, 144A
6.375%	02/01/31	25	25,509
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods — 0.3%
General Mills, Inc.,
Sr. Unsec’d. Notes
4.950%	03/29/33	615	$624,110
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.125%	02/01/28	1,780	1,720,830
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	25	22,886
4.375%	01/31/32	385	350,087
			2,717,913
Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
6.000%	01/15/29	267	268,168
Gas — 0.0%
NiSource, Inc.,
Sr. Unsec’d. Notes
5.250%	03/30/28	115	117,027
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
5.050%	05/15/52	230	214,149
			331,176
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.,
Gtd. Notes, 144A
6.050%	02/15/26	155	156,059
Healthcare-Services — 0.3%
Fred Hutchinson Cancer Center,
Sr. Unsec’d. Notes, Series 2022
4.966%	01/01/52	310	310,089
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	600	563,022
Presbyterian Healthcare Services,
Unsec’d. Notes
4.875%	08/01/52	700	689,355
Queen’s Health Systems (The),
Sec’d. Notes
4.810%	07/01/52	360	349,639
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
5.050%	04/15/53	1,010	1,020,897
			2,933,002
Home Builders — 0.2%
KB Home,
Gtd. Notes
4.000%	06/15/31	500	432,959
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27(a)	650	633,701

A14

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	400	$393,648
			1,460,308
Insurance — 0.1%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.500%	06/15/52	440	418,934
Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	445	440,875
5.000%	10/15/27	610	611,391
			1,052,266
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/26	500	486,814
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	1,214	923,536
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	1,067	882,611
CSC Holdings LLC,
Gtd. Notes, 144A
6.500%	02/01/29	250	210,427
			2,503,388
Mining — 0.1%
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	1,195	1,159,883
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	810	737,292
Oil & Gas — 0.7%
Aker BP ASA (Norway),
Gtd. Notes, 144A
2.000%	07/15/26	1,865	1,677,866
3.100%	07/15/31	1,100	926,421
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33	890	941,753
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	350	320,264
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	125	124,095
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24	180	$174,375
4.875%	03/30/26	295	271,990
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	02/01/31	400	369,720
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	200	199,306
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31	200	152,180
6.500%	03/13/27	720	650,592
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
5.100%	03/29/26	350	351,434
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	900	862,624
			7,022,620
Packaging & Containers — 0.1%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32	835	736,244
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/28	380	378,788
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24	225	220,716
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	25	25,297
			1,361,045
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.550%	03/15/35	600	586,855
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	1,045	955,820
Viatris, Inc.,
Gtd. Notes
4.000%	06/22/50	860	565,682
			2,108,357
Pipelines — 0.5%
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.750%	09/15/37	850	923,827
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	580	495,175

A15

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Energy Transfer LP,
Sr. Unsec’d. Notes
5.150%	03/15/45	1,050	$910,688
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	25	25,091
7.500%	06/01/30	25	24,211
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	200	205,250
6.510%	02/23/42	200	210,163
MPLX LP,
Sr. Unsec’d. Notes
4.950%	03/14/52	675	586,069
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	975	875,607
6.125%	03/15/33	185	191,384
6.250%	07/01/52	125	123,399
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.400%	03/02/26	265	270,304
			4,841,168
Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.,
Sr. Unsec’d. Notes
3.600%	01/15/28	780	732,582
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	1,045	936,027
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,500	1,458,312
Realty Income Corp.,
Sr. Unsec’d. Notes
4.850%	03/15/30	580	572,253
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,525	1,299,357
5.700%	01/15/33	135	134,975
			5,133,506
Retail — 0.1%
Advance Auto Parts, Inc.,
Gtd. Notes
5.900%	03/09/26	150	153,179
AutoZone, Inc.,
Sr. Unsec’d. Notes
4.750%	02/01/33	800	790,326
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.150%	07/01/33	405	408,822
			1,352,327
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	404	$337,937
Intel Corp.,
Sr. Unsec’d. Notes
5.625%	02/10/43	60	61,463
			399,400
Software — 0.1%
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	500	454,608
Oracle Corp.,
Sr. Unsec’d. Notes
4.900%	02/06/33	430	421,090
			875,698
Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	1,195	943,240
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.987%	10/30/56	455	295,871
			1,239,111
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.550%	05/01/28	480	479,309

Total Corporate Bonds (cost $79,461,638)			78,345,465
Residential Mortgage-Backed Securities — 0.4%
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%	09/25/62	191	190,266
Fannie Mae REMIC,
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
1.390%(c)	08/25/52	1,786	121,635
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
6.710%(c)	09/25/42	529	530,064
Freddie Mac REMIC,
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	225	4,464
Series 5253, Class PL
4.000%	08/25/52	597	549,465
Series 5269, Class AD
2.000%	01/25/55	711	563,024
Series 5281, Class AY
2.500%	08/25/52	203	162,148

A16

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Government National Mortgage Assoc.,
Series 2018-135, Class Z
3.500%	10/20/48		1,167	$1,045,642
Series 2021-177, Class SB, IO, 30 Day Average SOFR x (1) + 3.200% (Cap 3.200%, Floor 0.000%)
0.000%(c)	10/20/51		784	15,548
Series 2021-205, Class DS, IO, 30 Day Average SOFR x (1) + 3.200% (Cap 3.200%, Floor 0.000%)
0.000%(c)	11/20/51		1,369	26,351
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52		407	7,755
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		477	10,477
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		374	7,607
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52		935	19,192
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52		279	4,474
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		700	12,228
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		703	14,670
PMT Credit Risk Transfer Trust,
Series 2023-1R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)
9.131%	03/27/25		500	500,000
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.902%(c)	06/24/71	EUR	99	104,825

Total Residential Mortgage-Backed Securities (cost $3,898,808)				3,889,835
Sovereign Bonds — 0.1%
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.000%	07/19/28		150	146,044
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.350%	01/11/48		400	354,044
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	115	94,809
3.125%	05/15/27	EUR	501	488,933

Total Sovereign Bonds (cost $1,068,390)				1,083,830
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations — 7.4%
Federal Home Loan Mortgage Corp.
1.500%	10/01/51	1,006	$790,876
2.000%	02/01/36	456	412,332
2.000%	07/01/36	146	131,697
2.000%	05/01/42	1,120	956,165
2.000%	05/01/51	2,212	1,832,899
2.000%	09/01/51	1,427	1,185,162
2.500%	07/01/51	480	414,238
2.500%	08/01/51	959	827,208
2.500%	09/01/51	1,853	1,598,768
3.000%	09/01/50	3,846	3,471,707
3.000%	02/01/52	994	896,366
3.000%	03/01/52	2,674	2,402,121
4.500%	07/01/52	999	978,456
5.000%	09/01/52	499	497,987
5.000%	11/01/52	495	494,141
Federal National Mortgage Assoc.
1.500%	01/01/36	491	431,998
1.500%	11/01/50	961	756,375
1.500%	02/01/51	1,894	1,487,600
2.000%	03/01/51	2,180	1,807,790
2.000%	05/01/51	2,522	2,090,173
2.000%	07/01/51	2,339	1,940,022
2.000%	08/01/51	477	395,511
2.000%	08/01/51	1,817	1,505,484
2.000%	10/01/51	512	423,868
2.500%	03/01/51	534	460,322
2.500%	06/01/51	2,469	2,131,083
2.500%	08/01/51	472	407,369
2.500%	08/01/51	3,848	3,323,041
2.500%	10/01/51	593	511,304
2.500%	12/01/51	1,426	1,232,964
2.500%	02/01/52	1,427	1,237,557
2.500%	04/01/52	1,436	1,246,024
3.000%	06/01/36	704	667,812
3.000%	02/01/50	973	880,122
3.000%	03/01/52	435	391,949
3.000%	04/01/52	1,939	1,754,446
3.000%	06/01/52	142	127,399
3.500%	10/01/51	2,236	2,080,614
3.500%	03/01/52	479	448,473
4.000%	04/01/52	479	458,158
4.000%	05/01/52(k)	3,668	3,528,492
4.000%	12/01/52	3,009	2,877,541
4.500%	07/01/52	2,476	2,425,796
5.000%	06/01/52	2,382	2,376,846
5.000%	12/01/52	516	514,820
5.500%	TBA	1,000	1,009,785
Government National Mortgage Assoc.
2.000%	10/20/51	309	263,526
2.500%	08/20/51	2,051	1,805,304
2.500%	10/20/51	478	420,549
2.500%	11/20/51	448	394,188
2.500%	12/20/51	124	109,523
2.500%	03/20/52	990	870,784
3.000%	05/20/46	190	176,323
3.000%	10/20/46	228	210,752

A17

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	11/20/47	197	$182,716
3.000%	06/20/51	1,205	1,102,330
3.000%	04/20/52	1,000	911,357
3.500%	08/20/43	976	934,604
3.500%	10/20/46	849	807,294
3.500%	04/20/48	541	513,937
3.500%	06/20/52	1,927	1,806,363
4.000%	11/20/47	871	849,919
4.000%	03/20/48	521	508,819
4.500%	TBA	5,000	4,924,760
4.500%	08/20/48	708	705,972

Total U.S. Government Agency Obligations (cost $77,703,203)			75,319,881
U.S. Treasury Obligations — 3.6%
U.S. Treasury Bonds
2.250%	05/15/41(a)(k)	12,040	9,562,394
2.375%	11/15/49	8,565	6,617,801
3.000%	02/15/49	6,200	5,426,937
3.250%	05/15/42	8,210	7,575,008
4.000%	11/15/42(a)	2,080	2,136,550
U.S. Treasury Notes
2.375%	03/31/29	2,000	1,867,187
U.S. Treasury Strips Coupon
3.257%(s)	05/15/41(k)	5,050	2,488,703
3.349%(s)	02/15/43	1,790	815,429

Total U.S. Treasury Obligations (cost $36,053,247)			36,490,009

Total Long-Term Investments (cost $956,291,026)			963,911,637

	Shares
Short-Term Investments — 6.9%
Affiliated Mutual Funds — 6.6%
PGIM Core Ultra Short Bond Fund(wd)	48,966,163	48,966,163
PGIM Institutional Money Market Fund (cost $18,752,747; includes $18,678,137 of cash collateral for securities on loan)(b)(wd)	18,757,875	18,748,496

Total Affiliated Mutual Funds (cost $67,718,910)		67,714,659

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.3%
U.S. Treasury Bills
4.647%	06/15/23	3,000	2,971,792
(cost $2,971,302)

Value
Option Purchased*~ — 0.0%
(cost $5,937)	$8,643

Total Short-Term Investments (cost $70,696,149)	70,695,094

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.4% (cost $1,026,987,175)	1,034,606,731

Options Written*~ — (0.0)%
(premiums received $20,234)	(12,378)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.4% (cost $1,026,966,941)	1,034,594,353

Liabilities in excess of other assets(z) — (1.4)%	(13,968,016)

Net Assets — 100.0%	$1,020,626,337

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BOA	Bank of America, N.A.
CGM	Citigroup Global Markets, Inc.
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PRFC	Preference Shares
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
T	Swap payment upon termination
TBA	To Be Announced
TD	The Toronto-Dominion Bank
USOIS	United States Overnight Index Swap

A18

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,467,878; cash collateral of $18,678,137 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.500%	TBA	05/11/23	$(2,500)		$(2,324,512)
Government National Mortgage Assoc.	2.500%	TBA	04/20/23	(1,000)		(880,000)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $3,189,238)						$(3,204,512)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
FNMA TBA 5.50%	Call	BOA	04/06/23	$100.16		—		1,000	$8,643
(cost $5,937)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
FNMA TBA 5.50%	Call	BOA	06/06/23	$100.11		—		1,000	$(12,369)
FNMA TBA 5.50%	Put	CGM	04/06/23	$99.16		—		2,000	(9)
Total Options Written (premiums received $20,234)									$(12,378)
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
59	2 Year U.S. Treasury Notes	Jun. 2023	$12,180,734	$153,278
A19

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Futures contracts outstanding at March 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
65	5 Year U.S. Treasury Notes	Jun. 2023	$7,118,008	$30,876
138	10 Year U.S. Treasury Notes	Jun. 2023	15,859,219	64,745
201	Mini MSCI EAFE Index	Jun. 2023	21,069,825	693,383
119	S&P 500 E-Mini Index	Jun. 2023	24,619,613	1,442,799
				2,385,081
Short Positions:
74	10 Year U.S. Ultra Treasury Notes	Jun. 2023	8,964,407	(268,721)
111	20 Year U.S. Treasury Bonds	Jun. 2023	14,558,344	(461,977)
10	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	1,411,250	(11,201)
				(741,899)
				$1,643,182
Forward foreign currency exchange contracts outstanding at March 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/04/23	TD	EUR	579	$623,900	$627,857	$3,957	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/04/23	SSB	EUR	99	$105,173	$106,933	$—	$(1,760)
Expiring 04/04/23	TD	EUR	480	512,005	520,924	—	(8,919)
Expiring 05/02/23	TD	EUR	579	624,906	628,850	—	(3,944)
				$1,242,084	$1,256,707	—	(14,623)
						$3,957	$(14,623)
Interest rate swap agreements outstanding at March 31, 2023:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
2,332	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.870%	$—	$35,679	$35,679
2,756	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.870%	—	50,783	50,783
6,390	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.870%	—	114,996	114,996
				$—	$201,458	$201,458

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

A20

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Total return swap agreements outstanding at March 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.290%	JPM	09/20/23	(2,538)	$(31,246)	$—	$(31,246)
U.S. Treasury Bond(T)	1 Day USOIS +11bps(T)/ 4.940%	JPM	05/02/23	5,250	(87,063)	—	(87,063)
U.S. Treasury Bond(T)	1 Day USOIS +11bps(T)/ 4.940%	JPM	06/02/23	3,765	168,780	—	168,780
					$50,471	$—	$50,471
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A21